Income Taxes (Schedule Of Tax Years Of Major Tax Jurisdictions Subject To Examination) (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Canada [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2005
Minimum [Member] | Mongolia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2007
Minimum [Member] | Australia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2008
Maximum [Member] | Canada [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2012
Maximum [Member] | Mongolia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2012
Maximum [Member] | Australia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2012